Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company maintains deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax asset on December 31, 2025 and 2024 consists of net operating loss carryforwards and the deferred tax asset on December 31, 2024 includes mandatory capitalization of research and development cost for tax purposes pursuant to Section 174, as revised by the Tax Cuts and Jobs Act (“TCJA”). The TCJA amended Section 174 relating to the federal tax treatment of research or experimental expenditures paid or incurred during the taxable year. The new Section 174 rules required taxpayers to capitalize and amortize specified research and experimental expenditures, including software development, over a period of five years (attributable to domestic research) or 15 years (attributable to foreign research). The net deferred tax asset has been fully offset by a valuation allowance because of the uncertainty of the attainment of future taxable income.  As of December 31, 2025 and 2024, the Company had not recorded a liability for any unrecognized tax positions.

On July 4, 2025, One, Big Beautiful Bill (the “OBBBA”) was enacted and signed into law, which included among other provisions the restoration of immediate expensing of domestic research and experimental (“R&E”) expenditures under Section 174. Pursuant to the OBBBA’s transition rules, the Company elected to expense all unamortized domestic R&E costs previously capitalized between 2022 and 2024. As the Company maintains a valuation allowance against its net deferred tax assets, including NOLs, this election resulted in no change to tax expense for the year ended December 31, 2025.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, or “ASU 2023-09.” The amendments in this update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). The amendments also require entities on an annual basis to disclose disaggregated amounts of income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 for the year ended December 31, 2025 prospectively.

For the years ended December 31, 2025 and 2024, the components of loss before income taxes were as follows:

	2025	2024
Domestic	$(4,227,698)	$(4,392,880)
Total loss before income taxes	$(4,227,698)	$(4,392,880)

The Company has not recorded a current or deferred tax provision for years ended December 31, 2025 and 2024.

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2025 and 2024 was as follows:

	Year Ended		Year Ended
	December 31, 2025	Percent	December 31, 2024	Percent
Income tax benefit at U.S. statutory rate	$(1,109,693)	(21.0)%	$(488,227)	(21.0)%
Income tax benefit – state	(343,476)	(6.5)%	(151,118)	(6.5)%
Permanent differences	33,178	0.6%	2,328	0.1%
Change in valuation allowance	1,419,991	26.9%	637,017	27.4%
Total provision for income tax	$-	0.0%	$-	0.0%

The Company’s approximate net deferred tax asset as of December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Deferred Tax Asset:
Net operating loss carryforward	$4,378,749	$2,958,758
Unrealized loss of short-term investments and crypto assets	28,744	-
Capitalized research and development costs	433,748	751,967
Total deferred tax asset before valuation allowance	4,841,241	3,710,726
Valuation allowance	(4,841,241)	(3,710,726)
Net deferred tax asset	$-	$-

The net operating loss carryforward was approximately $15,923,000 on December 31, 2025. Future utilization of the net operating loss carryforward to offset future taxable income is subject to an annual limitation as a result of ownership changes that may occur in the future. The net operating loss carry forwards may be available to reduce future years’ taxable income. Net loss carryforwards in the amount of $15,923.000 from 2018 onwards can be carried over indefinitely, subject to annual usage limits. Management believes that it appears more likely than not that the Company will not realize these tax benefits due to the Company’s continuing losses for income taxes purposes. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset benefit related to the U.S. net operating loss carry forwards to reduce the asset to zero. Management will review this valuation allowance periodically and will make adjustments as necessary. In 2025, the valuation allowance increased by $1,130,515.